UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	79.9
8 - 30	0.8
31 - 60	2.3
61 - 90	6.5
91 - 180	9.3
> 180	1.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Variable Rate Demand Notes (VRDNs)	53.5%
Tender Option Bond	9.0%
Other Municipal Security	21.7%
Investment Companies	16.5%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

3/31/19
Fidelity® SAI Municipal Money Market Fund	1.50%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2019, the most recent period shown in the table, would have been 1.43%.

Schedule of Investments March 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.5%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.59% 4/5/19, VRDN (a)	$300,000	$300,000
Alaska - 0.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.57% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	900,000	900,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.55% 4/5/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200,000	1,200,000
		2,100,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.7% 4/5/19, VRDN (a)(b)	500,000	500,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.57% 4/5/19 (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
Connecticut Hsg. Fin. Auth. Series D 3, 1.55% 4/5/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	100,000	100,000
		1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.63% 4/5/19, VRDN (a)	200,000	200,000
Florida - 8.3%
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 1.54% 4/5/19, LOC Citibank NA, VRDN (a)(b)	4,930,000	4,930,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.54% 4/5/19, LOC Citibank NA, VRDN (a)(b)	1,880,000	1,880,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 1.54% 4/5/19, LOC Citibank NA, VRDN (a)(b)	595,000	595,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.53% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	2,795,000	2,795,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 1.53% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	2,620,000	2,620,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.54% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	195,000	195,000
(Royal Palm Key Apts. Proj.) Series 2002, 1.53% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	8,380,000	8,380,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.53% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	2,520,000	2,520,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.53% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	635,000	635,000
		24,550,000
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.65% 4/1/19, VRDN (a)(b)	3,670,000	3,670,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.57% 4/1/19, VRDN (a)(b)	2,300,000	2,300,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.56% 4/5/19, LOC Freddie Mac, VRDN (a)(b)	310,000	310,000
		6,280,000
Illinois - 0.3%
Chicago Midway Arpt. Rev. Series 2014 C, 1.65% 4/5/19, LOC Barclays Bank PLC, VRDN (a)(b)	1,000,000	1,000,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.54% 4/5/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.59% 4/5/19, VRDN (a)	200,000	200,000
Series I, 1.59% 4/5/19, VRDN (a)	100,000	100,000
		700,000
Iowa - 3.3%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.55% 4/5/19, VRDN (a)(b)	9,700,000	9,700,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 1.82% 4/5/19, VRDN (a)	300,000	300,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.56% 4/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	300,000	300,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.79% 4/5/19, VRDN (a)	900,000	900,000
		1,500,000
Kentucky - 1.7%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.6% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,200,000	1,200,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 4/5/19, VRDN (a)(b)	3,800,000	3,800,000
		5,000,000
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 1.56% 4/5/19, VRDN (a)(b)	600,000	600,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	300,000	300,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	100,000	100,000
		1,000,000
Michigan - 1.7%
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 D1, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)(b)	400,000	400,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.53% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
		5,000,000
Nebraska - 1.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.6% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,455,000	1,455,000
Series 2018 D, 1.6% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,000,000	1,000,000
Series B, 1.6% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,400,000	1,400,000
		3,855,000
Nevada - 5.7%
Clark County Arpt. Rev.:
Series 2008 C2, 1.6% 4/5/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	5,600,000	5,600,000
Series 2008 C3, 1.53% 4/5/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,700,000	1,700,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.63% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,900,000	4,900,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.6% 4/5/19, VRDN (a)(b)	700,000	700,000
Series 2016 E, 1.61% 4/5/19, VRDN (a)(b)	3,930,000	3,930,000
		16,830,000
New York - 5.5%
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 1.52% 4/5/19, LOC Bank of Nova Scotia, VRDN (a)(b)	1,300,000	1,300,000
Series 2010 A, 1.61% 4/5/19, LOC Bank of Nova Scotia, VRDN (a)(b)	800,000	800,000
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 1.54% 4/5/19, LOC Freddie Mac, VRDN (a)(b)	1,500,000	1,500,000
FNMA New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.54% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	11,580,000	11,580,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.61% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
		16,180,000
Ohio - 0.6%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 G, 1.53% 4/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	600,000	600,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.55% 4/5/19, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
		1,600,000
Oregon - 0.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.61% 4/5/19, LOC Freddie Mac, VRDN (a)(b)	500,000	500,000
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 4/5/19, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.65% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
		800,000
Tennessee - 3.4%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.56% 4/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 13.4%
Austin Arpt. Sys. Rev. Series 2005 3, 1.55% 4/5/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	14,610,000	14,610,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.6% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	900,000	900,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.54% 4/5/19, LOC Citibank NA, VRDN (a)(b)	895,000	895,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.54% 4/1/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.54% 4/5/19, LOC Citibank NA, VRDN (a)(b)	7,970,000	7,970,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.56% 4/5/19, VRDN (a)(b)	7,200,000	7,200,000
Series 2001, 1.56% 4/5/19, VRDN (a)(b)	1,100,000	1,100,000
Series 2002, 1.56% 4/5/19, VRDN (a)(b)	500,000	500,000
FHLMC Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.54% 4/5/19, LOC Freddie Mac, VRDN (a)(b)	800,000	800,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.54% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	5,505,000	5,505,000
		39,580,000
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 4/5/19, VRDN (a)	700,000	700,000
Virginia - 1.1%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.54% 4/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,300,000	1,300,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.54% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
		3,100,000
Washington - 1.8%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Crestview Apts. Proj.) Series 2004, 1.54% 4/5/19, LOC Fannie Mae, VRDN (a)(b)	5,300,000	5,300,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.6% 4/5/19, VRDN (a)(b)	100,000	100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 4/5/19, VRDN (a)(b)	100,000	100,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.54% 4/5/19, LOC Bank of America NA, VRDN (a)(b)	300,000	300,000
		500,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.59% 4/5/19, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $157,875,000)		157,875,000

Tender Option Bond - 9.0%
Alabama - 0.0%
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.59% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
California - 1.0%
Dignity Health Participating VRDN Series DBE 80 11, 1.7% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,800,000	2,800,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series ZM 04 73, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
		2,900,000
Colorado - 2.5%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	380,000	380,000
Series Floaters ZM 03 18, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 96, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,100,000	2,100,000
Series Floaters XG 01 97, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,050,000	1,050,000
Series Floaters XL 00 83, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	465,000	465,000
Series Floaters XL 00 84, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,600,000	1,600,000
Series Floaters ZF 06 88, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	1,800,000	1,800,000
		7,495,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters XM 07 07, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	200,000	200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		300,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters 024, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	400,000	400,000
Florida - 0.3%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.63%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,007
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.75%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	600,000	600,000
		800,007
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.57% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.58% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	400,000	400,000
Series Floaters XG 02 19, 1.58% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	200,000	200,000
Series Floaters XM 06 86, 1.57% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	200,000	200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	800,000	800,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Series Floaters XF 10 43, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series Floaters XX 10 81, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	300,000	300,000
Series Floaters YX 10 72, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series Floaters YX 10 86, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		2,700,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	300,000	300,000
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 10 24, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Louisiana - 0.1%
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.7%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Michigan - 0.3%
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.56% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900,000	900,000
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 1.53% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	600,000	600,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.56% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.55% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	100,000	100,000
		1,900,000
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	170,000	170,000
Nebraska - 0.4%
Douglas County School District #1 Bonds Series Solar 00 27, 1.63%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,010,000	1,010,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	100,000	100,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.62% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Series XG 00 69, 1.6% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	300,000	300,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.58% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	500,000	500,000
		1,000,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.54% 4/5/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Pennsylvania - 0.2%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.6% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	100,000	100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Participating VRDN Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
		600,000
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.53% 4/5/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	100,000	100,000
Tennessee - 0.1%
Vanderbilt Hosp. Participating VRDN 1.54% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	700,000	700,000
Virginia - 0.4%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.7%, tender 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	1,170,000	1,170,000
Washington - 0.9%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.55% 4/5/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.6% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	500,000	500,000
Series Floaters ZM 06 69, 1.58% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(d)	300,000	300,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.58% 4/5/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.56% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,200,000	1,200,000
		2,600,000
TOTAL TENDER OPTION BOND
(Cost $26,645,000)		26,645,007

Other Municipal Security - 21.7%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2019:
1.71% 4/2/19, CP	500,000	500,007
1.8% 6/4/19, CP	600,000	599,951
1.88% 7/2/19, CP	400,000	400,112
		1,500,070
Arizona - 0.2%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/19 (b)	200,000	201,639
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	300,000	302,601
		504,240
California - 0.3%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2019, 1.78% 4/4/19 (Liquidity Facility Royal Bank of Canada), CP	1,000,000	1,000,082
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	100,000	100,819
Connecticut - 1.4%
Connecticut Gen. Oblig. Bonds:
Series 2014 H, 5% 11/15/19	100,000	102,035
Series 2018 A, 5% 4/15/19	100,000	100,120
Series 2018 B, 5% 4/15/19	400,000	400,481
Connecticut Hsg. Fin. Auth. Bonds:
Series 2018 B, 2% 5/15/19 (b)	695,000	695,138
Series 2018 C, 1.75% 5/15/19 (b)	1,685,000	1,684,882
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 B, 5% 10/1/19	500,000	508,235
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	300,000	302,495
Windham Gen. Oblig. BAN Series 2019, 3% 8/21/19	200,000	200,907
		3,994,293
Florida - 1.7%
Broward County School District TAN Series 2018, 3% 6/12/19	2,000,000	2,005,647
Miami-Dade County Series A1, 1.89% 6/5/19, LOC Bank of America NA, CP (b)	2,000,000	2,000,247
Miami-Dade County Aviation Rev. Series C, 1.89% 6/5/19, LOC Bank of America NA, CP (b)	800,000	800,099
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	200,000	201,434
		5,007,427
Georgia - 3.4%
Atlanta Arpt. Rev.:
Series D1, 1.95% 7/2/19, LOC Bank of America NA, CP	900,000	900,228
Series D2, 2% 7/2/19, LOC Bank of America NA, CP (b)	4,100,000	4,101,035
Series D3, 1.95% 7/2/19, LOC Bank of America NA, CP	100,000	100,025
Series D4, 2% 7/2/19, LOC Bank of America NA, CP (b)	700,000	700,177
Series F2, 2% 7/2/19, LOC Bank of America NA, CP (b)	100,000	100,025
Series F4, 2% 7/2/19, LOC Bank of America NA, CP (b)	100,000	100,026
Series H2:
1.88% 5/31/19, LOC PNC Bank NA, CP (b)	100,000	100,001
2.1% 5/31/19, LOC PNC Bank NA, CP (b)	2,800,000	2,800,516
Series H3, 2.05% 5/31/19, LOC PNC Bank NA, CP	800,000	800,148
Series I2, 1.9% 6/6/19, LOC JPMorgan Chase Bank, CP (b)	100,000	100,013
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.6%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	395,000	395,000
		10,197,194
Illinois - 0.8%
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.8% 7/8/19, LOC PNC Bank NA, CP	1,200,000	1,199,853
1.88% 7/17/19, LOC PNC Bank NA, CP	500,000	500,192
Illinois Fin. Auth. Rev. Bonds Series 2012 I, 1.89% tender 6/4/19, CP mode	500,000	500,099
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.89% tender 6/4/19, CP mode	200,000	200,039
		2,400,183
Indiana - 0.4%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	1,100,000	1,100,040
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.95% tender 4/4/19, CP mode	200,000	200,008
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	300,000	302,235
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.8% tender 5/3/19, CP mode	300,000	300,006
Massachusetts Port Auth. Rev. Series 12B, 1.87% 4/3/19, LOC TD Banknorth, NA, CP (b)	300,000	300,013
		600,019
Michigan - 0.3%
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	900,000	907,671
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.82% 4/3/19, CP	400,000	400,017
Montana - 0.2%
Montana Board of Invt. Bonds Series 2013, 1.87%, tender 3/2/20 (a)	500,000	500,132
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.84% 4/3/19, CP	300,000	300,013
1.84% 4/5/19, CP	300,000	300,017
1.88% 6/4/19, CP	200,000	200,039
		800,069
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.85% tender 5/2/19, CP mode (b)	1,300,000	1,300,059
Series A1, 1.73% tender 4/2/19, CP mode (b)	900,000	900,005
		2,200,064
New Jersey - 0.9%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	1,500,000	1,518,747
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	500,000	502,509
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	200,000	202,145
Camden County BAN Series 2018 A, 3% 10/23/19	300,000	302,318
		2,525,719
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.418%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	300,000	300,064
Ohio - 0.5%
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	100,000	101,246
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.388%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	400,000	400,070
Ohio Ctfs. Prtn. Bonds Series 2018, 5% 9/1/19	400,000	405,648
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	100,000	100,231
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	300,000	301,780
Worthington City School District BAN Series 2018, 3% 4/15/19	100,000	100,045
		1,409,020
South Carolina - 0.1%
Georgetown County School District BAN Series 2018, 3% 6/20/19	200,000	200,611
Tennessee - 0.8%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.75% 4/12/19, LOC State Street Bank & Trust Co., Boston, CP	400,000	400,052
1.8% 6/12/19, LOC State Street Bank & Trust Co., Boston, CP	700,000	700,056
1.88% 6/5/19, LOC State Street Bank & Trust Co., Boston, CP	1,200,000	1,200,196
		2,300,304
Texas - 8.4%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2016 B3, 1.85% tender 7/2/19, CP mode	800,000	800,224
Harris County Gen. Oblig. Series E2, 1.68% 4/4/19, LOC Barclays Bank PLC, CP	500,000	500,018
Harris County Metropolitan Trans. Auth. Series A1:
1.79% 4/10/19 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	400,030
1.8% 6/19/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,200,000	1,200,053
Houston Arpt. Sys. Rev. Series A:
1.68% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	100,000	100,000
1.73% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	400,000	400,008
1.85% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	200,000	200,008
1.86% 6/11/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	100,000	100,014
1.87% 7/2/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	473,000	473,108
Houston Gen. Oblig. Series G2, 1.79% 4/16/19, LOC Barclays Bank PLC, CP	100,000	100,004
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 2.4%, tender 5/31/19 (a)(b)(g)	4,200,000	4,201,416
Texas Gen. Oblig.:
Bonds Series 2012, 5.5% 8/1/19 (b)	100,000	101,244
TRAN Series 2018, 4% 8/29/19	14,800,000	14,946,014
Univ. of Texas Board of Regents Sys. Rev. Series A, 1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,032
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.84% 4/12/19, CP	500,000	500,058
Upper Trinity Reg'l. Wtr. District Series 2019:
1.67% 4/2/19, LOC Bank of America NA, CP	300,000	300,004
1.9% 5/9/19, LOC Bank of America NA, CP	300,000	300,050
		24,922,285
Virginia - 0.0%
Norfolk Econ. Dev. Auth. Rev. Series 97, 1.84% 4/3/19, CP	100,000	100,004
Wisconsin - 0.2%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	200,000	200,000
Wisconsin Trans. Rev. Series 2013 A:
1.72% 4/4/19 (Liquidity Facility State Street Bank& Trust Co., Boston), CP	300,000	300,011
1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	200,015
		700,026
TOTAL OTHER MUNICIPAL SECURITY
(Cost $64,128,345)		64,172,596
	Shares	Value

Investment Company - 16.5%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $48,757,000)	48,752,125	48,757,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $297,405,345)		297,449,603
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,939,307)
NET ASSETS - 100%		$295,510,296

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,120,000 or 1.4% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,201,416 or 1.4% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.7%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$380,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.75%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$800,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$200,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/27/18	$170,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	8/6/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.67%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.7%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.65% 5/10/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.7%, tender 6/7/19 (Liquidity Facility Citibank NA)	9/7/18	$1,170,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$367,084
Total	$367,084

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$157,875,000	$--	$157,875,000	$--
Tender Option Bond	26,645,007	--	26,645,007	--
Other Municipal Security	64,172,596	--	64,172,596	--
Investment Company	48,757,000	48,757,000	--	--
Total Investments in Securities:	$297,449,603	$48,757,000	$248,692,603	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $248,648,345)	$248,692,603
Fidelity Central Funds (cost $48,757,000)	48,757,000
Total Investment in Securities (cost $297,405,345)		$297,449,603
Cash		10,542
Receivable for investments sold		200,000
Interest receivable		932,385
Distributions receivable from Fidelity Central Funds		59,293
Prepaid expenses		239
Receivable from investment adviser for expense reductions		17,306
Other receivables		31
Total assets		298,669,399
Liabilities
Payable for investments purchased	$100,000
Payable for fund shares redeemed	2,973,671
Accrued management fee	35,240
Other affiliated payables	11,478
Other payables and accrued expenses	38,714
Total liabilities		3,159,103
Net Assets		$295,510,296
Net Assets consist of:
Paid in capital		$295,459,969
Total distributable earnings (loss)		50,327
Net Assets, for 295,471,159 shares outstanding		$295,510,296
Net Asset Value, offering price and redemption price per share ($295,510,296 ÷ 295,471,159 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2019
Investment Income
Interest		$5,268,896
Income from Fidelity Central Funds		367,084
Total income		5,635,980
Expenses
Management fee	$492,439
Transfer agent fees	105,523
Accounting fees and expenses	54,872
Custodian fees and expenses	6,914
Independent trustees' fees and expenses	1,633
Registration fees	40,902
Audit	42,149
Legal	372
Miscellaneous	782
Total expenses before reductions	745,586
Expense reductions	(251,619)
Total expenses after reductions		493,967
Net investment income (loss)		5,142,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,886
Total net realized gain (loss)		6,886
Change in net unrealized appreciation (depreciation) on investment securities		62,761
Net increase in net assets resulting from operations		$5,211,660

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2019	For the period January 11, 2018 (commencement of operations) to March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,142,013	$415,251
Net realized gain (loss)	6,886	(4)
Change in net unrealized appreciation (depreciation)	62,761	(18,503)
Net increase in net assets resulting from operations	5,211,660	396,744
Distributions to shareholders	(5,142,521)	–
Distributions to shareholders from net investment income	–	(414,627)
Total distributions	(5,142,521)	(414,627)
Share transactions
Proceeds from sales of shares	146,943,525	264,908,024
Reinvestment of distributions	5,142,521	414,627
Cost of shares redeemed	(121,948,707)	(950)
Net increase (decrease) in net assets and shares resulting from share transactions	30,137,339	265,321,701
Total increase (decrease) in net assets	30,206,478	265,303,818
Net Assets
Beginning of period	265,303,818	–
End of period	$295,510,296	$265,303,818
Other Information
Shares
Sold	146,946,236	264,910,144
Issued in reinvestment of distributions	5,142,432	414,649
Redeemed	(121,941,352)	(950)
Net increase (decrease)	30,147,316	265,323,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

Years ended March 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	.0146	.0023
Net realized and unrealized gain (loss)	.0002	(.0001)
Total from investment operations	.0148	.0022
Distributions from net investment income	(.0146)	(.0023)
Total distributions	(.0146)	(.0023)
Net asset value, end of period	$1.0001	$.9999
Total ReturnB,C	1.49%	.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%	.23%F,G
Expenses net of fee waivers, if any	.14%	.14%F
Expenses net of all reductions	.14%	.14%F
Net investment income (loss)	1.46%	1.09%F
Supplemental Data
Net assets, end of period (000 omitted)	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2019

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,824
Gross unrealized depreciation	(566)
Net unrealized appreciation (depreciation)	$44,258
Tax Cost	$297,405,345

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$116
Undistributed ordinary income	$5,953
Net unrealized appreciation (depreciation) on securities and other investments	$44,258

The tax character of distributions paid was as follows:

	March 31, 2019	March 31, 2018(a)
Tax-exempt Income	5,142,521	414,627

 (a) For the period January 11, 2018 (commencement of operations) to March 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .03% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $251,487.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $132.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of March 31, 2019, the related statement of operations for the year ended March 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended March 31, 2019 and for the period January 11, 2018 (commencement of operations) through March 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year ended March 31, 2019, and the changes in its net assets and the financial highlights for the year ended March 31, 2019 and for the period January 11, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 264 funds. Mr. Chiel oversees 158 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.14%	$1,000.00	$1,008.00	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax, and 63.24% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

OMM-ANN-0519
1.9885508.101

Item 2.

Code of Ethics

As of the end of the period, March 31, 2019, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

March 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$35,000	$2,700	$2,000	$1,500

March 31, 2018 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$30,000	$400	$2,000	$300

A Amounts may reflect rounding.

B Fidelity SAI Municipal Money Market Fund commenced operations on January 11, 2018.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2019A	March 31, 2018A,B
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$15,000	$15,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Municipal Money Market Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2019A	March 31, 2018A,B
PwC	$10,160,000	$10,900,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Municipal Money Market Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019